Convertible Notes Payable - Schedule of Interest Expenses (Details) - Previously Reported [Member] - DiamiR Biosciences Corp. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Schedule of Interest Expenses [Line Items]
Interest on notes	$ 39,456	$ 24,774	$ 38,508	$ 23,232
Amortization of discount	$ 48,293	$ 30,803	43,538	25,367
Total			$ 82,046	$ 48,599